UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsTax Advantaged Global Shareholder Yield Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 95.5%		$110,196,422
(Cost $113,375,480)
Australia 3.2%		3,676,988
BHP Billiton, Ltd.	23,600	544,326
Commonwealth Bank of Australia	9,962	688,823
Telstra Corp., Ltd.	317,600	1,601,969
Westpac Banking Corp.	31,500	841,870
Canada 5.2%		6,004,684
BCE, Inc.	53,000	2,434,154
Potash Corp. of Saskatchewan, Inc. (C)	49,000	1,790,460
Rogers Communications, Inc., Class B	17,400	618,661
Shaw Communications, Inc., Class B	50,300	1,161,409
France 6.0%		6,940,048
Electricite de France SA	54,300	1,472,016
Sanofi	6,700	617,337
SCOR SE	29,100	905,881
Total SA	38,400	1,971,094
Vinci SA	23,400	1,229,300
Vivendi SA (I)	31,480	744,420
Germany 5.5%		6,389,818
BASF SE	11,000	983,814
Daimler AG	16,700	1,512,432
Deutsche Post AG	18,200	589,008
Deutsche Telekom AG	77,000	1,327,333
Muenchener Rueckversicherungs AG	5,900	1,182,842
Siemens AG	7,520	794,389
Italy 1.3%		1,498,125
Terna Rete Elettrica Nazionale SpA	341,700	1,498,125
Netherlands 1.9%		2,194,105
Royal Dutch Shell PLC, ADR, Class A (C)	23,280	1,430,556
Wolters Kluwer NV	25,560	763,549
Norway 2.0%		2,287,434
Orkla ASA	112,900	832,055
Statoil ASA	35,300	591,144
Yara International ASA	16,600	864,235
Philippines 0.6%		693,680
Philippine Long Distance Telephone Company, ADR (C)	10,400	693,680
Spain 0.7%		866,182
Gas Natural SDG SA	36,900	866,182
Sweden 0.7%		823,959
Svenska Handelsbanken AB, A Shares	17,400	823,959
Switzerland 3.9%		4,498,856
Nestle SA	9,400	717,887
Novartis AG	11,200	1,091,470
Roche Holding AG	2,800	754,649
Swisscom AG	3,300	1,934,850

2SEE NOTES TO FUND'S INVESTMENTS

Tax Advantaged Global Shareholder Yield Fund

	Shares	Value
United Kingdom 20.1%		$23,149,295
Aberdeen Asset Management PLC	102,300	671,530
AstraZeneca PLC, ADR (C)	9,753	692,853
BAE Systems PLC	237,400	1,807,235
British American Tobacco PLC	23,400	1,320,135
Centrica PLC	238,400	1,052,065
Diageo PLC, ADR (C)	5,000	590,650
GlaxoSmithKline PLC	80,000	1,761,498
Imperial Tobacco Group PLC	57,600	2,705,413
National Grid PLC	144,900	2,037,150
Pearson PLC	48,800	990,141
Rio Tinto PLC	15,500	681,116
Severn Trent PLC	25,300	819,081
SSE PLC	96,500	2,335,169
Unilever PLC	19,800	871,874
United Utilities Group PLC	141,900	2,190,065
Vodafone Group PLC	579,100	2,036,392
WM Morrison Supermarkets PLC	217,532	586,928
United States 44.4%		51,173,248
AbbVie, Inc. (C)	15,400	929,390
Altria Group, Inc. (C)	53,200	2,824,920
Ameren Corp. (C)	43,100	1,951,568
Apple, Inc. (C)	7,100	831,836
Arthur J. Gallagher & Company (C)	13,300	590,919
AT&T, Inc. (C)	65,200	2,146,384
Automatic Data Processing, Inc. (C)	8,400	693,252
CenturyLink, Inc. (C)	50,300	1,869,651
CME Group, Inc. (C)	19,960	1,702,588
ConocoPhillips (C)	14,700	925,806
Dominion Resources, Inc. (C)	8,700	668,943
Duke Energy Corp. (C)	24,750	2,156,715
E.I. du Pont de Nemours & Company	10,150	722,782
Johnson & Johnson	6,700	670,938
Kimberly-Clark Corp. (C)	9,500	1,025,620
Kinder Morgan, Inc.	90,800	3,727,340
KLA-Tencor Corp. (C)	9,800	602,406
Lockheed Martin Corp. (C)	6,500	1,224,405
Lorillard, Inc. (C)	35,600	2,335,716
Mattel, Inc. (C)	25,240	678,956
McDonald's Corp.	7,000	647,080
Merck & Company, Inc. (C)	14,900	898,172
Microchip Technology, Inc. (C)	17,600	793,760
Microsoft Corp. (C)	17,300	698,920
Occidental Petroleum Corp. (C)	10,700	856,000
People's United Financial, Inc. (C)	98,100	1,380,267
PepsiCo, Inc. (C)	7,200	675,216
Philip Morris International, Inc. (C)	16,400	1,315,936
PPL Corp. (C)	50,800	1,803,400
R.R. Donnelley & Sons Company (C)	49,000	807,030
Regal Entertainment Group, Class A (C)	46,100	975,476
Reynolds American, Inc. (C)	34,390	2,336,801
Seagate Technology PLC (C)	14,550	821,202
TECO Energy, Inc. (C)	75,200	1,604,016

SEE NOTES TO FUND'S INVESTMENTS3

Tax Advantaged Global Shareholder Yield Fund

Shares	Value
United States (continued)
The Coca-Cola Company	15,400	634,018
The Dow Chemical Company (C)	21,600	975,456
The Southern Company (C)	19,100	968,752
Verizon Communications, Inc. (C)	46,839	2,141,011
Waste Management, Inc. (C)	13,900	714,877
Wells Fargo & Company	18,900	981,288
Wisconsin Energy Corp. (C)	15,500	864,435
Preferred securities 0.9%	$1,007,074
(Cost $854,267)
United States 0.9%	1,007,074
MetLife, Inc., Series B, 6.500% (C)	38,600	1,007,074
Yield (%)	Shares	Value
Short-term investments 3.3%	$3,781,626
(Cost $3,781,626)
Money market funds 1.1%	1,309,626
State Street Institutional Treasury Money Market Fund	0.0000(Y)	1,309,626	1,309,626
Par value	Value
Repurchase agreement 2.2%	$2,472,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $2,472,000 on 2-2-15, collateralized by $2,340,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $2,524,392, including interest)	2,472,000	2,472,000
Total investments (Cost $118,011,373)† 99.7%	$114,985,122
Other assets and liabilities, net 0.3%	$327,146
Total net assets 100.0%	$115,312,268

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing.
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 1-31-15 was $39,288,402.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $122,262,293. Net unrealized depreciation aggregated $7,277,171, of which $2,430,330 related to appreciated investment securities and $9,707,501 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-15:

Utilities	19.4%
Consumer staples	16.3%
Telecommunication services	15.2%
Financials	9.3%
Energy	8.2%
Health care	6.4%
Industrials	6.2%
Consumer discretionary	5.8%
Materials	5.7%
Information technology	3.9%
Short-term investments and other	3.6%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$3,676,988	—	$3,676,988	—
Canada	6,004,684	$6,004,684	—	—
France	6,940,048	—	6,940,048	—
Germany	6,389,818	—	6,389,818	—
Italy	1,498,125	—	1,498,125	—
Netherlands	2,194,105	1,430,556	763,549	—
Norway	2,287,434	—	2,287,434	—
Philippines	693,680	693,680	—	—
Spain	866,182	—	866,182	—
Sweden	823,959	—	823,959	—
Switzerland	4,498,856	—	4,498,856	—
United Kingdom	23,149,295	1,283,503	21,865,792	—
United States	51,173,248	51,173,248	—	—
Preferred securities	1,007,074	1,007,074	—	—
Short-term investments	3,781,626	1,309,626	2,472,000	—
Total Investments in Securities	$114,985,122	$62,902,371	$52,082,751	—
Other Financial Instruments:
Written options	($535,700)	($535,700)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a

5

default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2015 the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended January 31, 2015 and the contracts held at January 31, 2015

	Number of contracts	Premiums received
Outstanding, beginning of period	270	$882,987
Options written	820	1,862,659
Option closed	(520)	(1,268,028)
Options expired	(250)	(754,140)
Outstanding, end of period	320	$723,478

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Russell 2000 Index	$1,180	Feb 2015	25	$54,924	($43,375)
Russell 2000 Index	1,190	Feb 2015	145	247,509	(186,325)
S&P 500 Index	2,020	Feb 2015	150	421,045	(306,000)
Total				$723,478	($535,700)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P14Q1	01/15
This report is for the information of the shareholders of John Hancock Tax Advantaged Global Shareholder Yield Fund.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:

/s/ Andrew G. Arnott

____________________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

____________________________

Andrew G. Arnott

President

Date:    March 12, 2015

By:

/s/ Charles A. Rizzo

____________________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015